Share-based payments - Additional Information (Details)		12 Months Ended			96 Months Ended	125 Months Ended
	Mar. 01, 2010	Dec. 31, 2021 USD ($) offeringPeriod $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2020	May 31, 2020 condition shares	Dec. 31, 2016 shares	Sep. 21, 2016 $ / shares	Dec. 31, 2012 shares	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit from compensation expense | $		$ 0
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted (in dollars per share) | $ / shares		$ 33.26	$ 33.35	$ 35.77
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible contribution of regularly compensation		15.00%
Percentage of discount from market value		10.00%
Number of consecutive offering periods | offeringPeriod		2
Share based payment award stock plan offering period		6 months
2010 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares) | shares							7,500,000		5,000,000	2,950,000
2010 Stock Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of diluted common shares initially available for grant										5.00%
2010 Stock Option Plan | Time Vesting Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period						90 days
Percent of option award granted, time vested						50.00%
2010 Stock Option Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage						25.00%
2010 Stock Option Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage						25.00%
2010 Stock Option Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage						25.00%
2010 Stock Option Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage						25.00%
2010 Stock Option Plan | Performance Vesting Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of option award granted, performance vesting						50.00%
Valuation event, percent of total common shares transferred						5.00%
Multiple of invested capital (more than)								200.00%
Original capital invested (in dollars per share) | $ / shares								$ 12.09
2020 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares) | shares						3,000,000
1997 Stock Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon exercise of each option (in shares)	1
Award vesting period	4 years
1997 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
1997 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
1997 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
1997 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
2010 And 2020 Omnibus Plan [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon exercise of each option (in shares)						1
Expiration period						10 years
Number of vesting conditions | condition						2
EDIP | Time vesting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Executive Long-Term Incentive Share Plan 2016, 2015, 2014, 2013 | Time vesting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Executive Long-Term Incentive Share Plan 2016, 2015, 2014, 2013 | Performance vesting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years